Leases - Summary of Maturities of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2021	$ 3,795	$ 5,017
2022	2,768	2,747
2023	1,429	1,408
2024	1,110	1,089
2025	1,125	1,121
Thereafter	2,641	2,649
Total lease payments	12,868	14,031
Less: imputed interest	(2,636)	(2,887)
Operating lease liabilities	$ 10,232	$ 11,144